Document and Entity Information	Dec. 29, 2021
Cover [Abstract]
Entity Registrant Name	VECTOR GROUP LTD
Amendment Flag	false
Entity Central Index Key	0000059440
Document Type	8-K
Document Period End Date	Dec. 29, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-5759
Entity Tax Identification Number	65-0949535
Entity Address, Address Line One	4400 Biscayne Boulevard
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(305)
Local Phone Number	579-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.10 per share
Trading Symbol	VGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false